VIA EDGAR




								June 12, 1997






Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

	Attention:	Office of Applications and Reports Services

	Re:		Smith Barney Investment Trust
			Nos. 33-43446 and 811-6444

Dear Sir/Madam:


	Please note that on June 11, 1997, a 497 filing was made on behalf of Smith Barney Large Capitalization Growth Fund, a new series of the Smith Barney Investment Trust. This was an erroneous filing and it should be ignored.


					Sincerely,


					/s/ Jacqueline Carr
					Jacqueline Carr
					Assistant Vice President